Concentrations (Tables)	9 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Summary of percent of revenue, by product, accounting for more than 10% of sales
Percentages of the Resources segment's sales by product that accounted for more than 10% of consolidated sales for the three and nine months ended September 30, 2012 and 2011, respectively, were approximately as follows:

	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Didymium, Neodymium and Praseodymium products	nm	10%

	Three Months Ended September 30, 2011	Nine Months Ended September 30, 2011
Lanthanum products	29%	25%
Cerium products	nm	12%
Didymium, Neodymium and Praseodymium products	36%	29%

	2011	2010	2009
Lanthanum products	23%	39%	92%
Cerium products	11%	29%	2%
Didymium products	26%	26%	n/a

Schedules of Concentration of Risk, by Risk Factor
For the three months ended September 30, 2012, sales by product from the Chemicals and Oxides segment that accounted for more than 10% of consolidated sales were approximately as follows:

	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Cerium products	16%	11%
Didymium products	12%	nm

Schedules of Concentration of Risk by Customer Risk Factor [Table Text Block]

Year Ended December 31, 2010
Mitsubishi Unimetals USA	$8,479
W.R. Grace & Co.—Conn.	$7,438
Chuden Rare Earth Co. Ltd.	$5,389
Shin-Etsu Chemical Co.	$4,020